Accounts Receivable, Net	12 Months Ended
Sep. 30, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	September 30, 2022	September 30, 2021
Accounts receivable	$349,703	$701,437
Less: allowance for doubtful accounts	(92,086)	-
Accounts receivable, net	$257,617	$701,437

Allowance for doubtful accounts movement:

	September 30, 2022	September 30, 2021
Beginning balance	$-	$-
Provision	123,343	31,440
Written off	(23,384)	(31,440)
Foreign exchange translation effect	(7,873)	-
Ending balance	$92,086	$-